UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

On November 17, 2017, Carillon Tower Advisers, Inc. completed its purchase of Scout Investments, Inc. from UMB Financial Corporation (the “Transaction”).  In connection with the Transaction, each series of Scout Funds was reorganized into a corresponding newly created series of the Carillon Series Trust after the close of business on November 17, 2017.

Item 1. Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.0%
AUSTRALIA — 6.9%
BHP Billiton Ltd.(a)	393,869	$15,963,511
Caltex Australia Ltd.	657,666	16,559,008
CSL Ltd.	157,918	16,593,219
Macquarie Group Ltd.	235,843	16,819,237
Woodside Petroleum Ltd.	643,592	14,690,193
		80,625,168

CANADA — 1.2%
Enbridge, Inc.(b)	344,811	14,426,892

CHINA — 1.3%
AAC Technologies Holdings, Inc.	879,463	14,771,052

COLOMBIA — 1.7%
Bancolombia S.A.(a)	439,257	20,113,578

DENMARK — 2.8%
Novo Nordisk A/S(a)	349,938	16,849,515
Pandora A/S	167,169	16,501,045
		33,350,560

FRANCE — 8.6%
Air Liquide S.A.	126,155	16,826,134
AXA S.A.	697,025	21,081,278
BNP Paribas S.A.	247,676	19,978,592
Dassault Systemes S.E.	102,205	10,338,880
L'Oreal S.A.	67,259	14,300,785
TOTAL S.A.	341,612	18,348,372
		100,874,041

GERMANY — 14.4%
Allianz S.E.(a)	906,606	20,298,908
BASF S.E.	185,896	19,782,621
Continental A.G.	86,781	22,026,025
Fresenius S.E. & Co. KGaA	173,899	14,027,428
Henkel A.G. & Co. KGaA(a)	119,619	16,279,548
Muenchener Rueckversicherungs-Gesellschaft A.G.	84,728	18,115,229
SAP S.E.(a)	130,372	14,295,290
Siemens A.G.	142,832	20,122,414
Volkswagen A.G.	145,945	23,803,817
		168,751,280

IRELAND — 2.8%
Kerry Group PLC - Class A	156,912	15,075,495
Ryanair Holdings PLC*(a)	167,380	17,645,200
		32,720,695

JAPAN — 15.0%
Astellas Pharma, Inc.	1,551,316	$19,735,249
FANUC Corp.	56,802	11,504,266
JGC Corp.	969,039	15,682,026
Komatsu Ltd.	558,130	15,877,131
Kubota Corp.	973,087	17,688,953
Nitto Denko Corp.	178,959	14,921,069
ORIX Corp.	1,241,283	20,016,068
Subaru Corp.	661,758	23,876,805
Sysmex Corp.	269,378	17,188,483
Tokyo Electron Ltd.	125,966	19,344,079
		175,834,129

MEXICO — 2.7%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,398,348	16,539,513
Wal-Mart de Mexico S.A.B. de C.V.(a)	674,315	15,484,970
		32,024,483

NETHERLANDS — 2.6%
Gemalto N.V.	288,366	12,881,212
Royal Dutch Shell PLC - Class B(a)	271,771	16,996,558
		29,877,770

NORWAY — 1.6%
DNB A.S.A.	904,633	18,230,096

PERU — 1.7%
Credicorp Ltd.	99,775	20,455,871

SINGAPORE — 1.5%
Singapore Telecommunications Ltd.	6,427,987	17,438,254

SOUTH AFRICA — 0.9%
MTN Group Ltd.	1,195,542	10,983,360

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	2,038,845	18,219,722

SWEDEN — 4.6%
Essity A.B. - Class B*	494,425	13,451,925
Sandvik A.B.	1,070,014	18,457,804
SKF A.B.(a)	997,409	21,743,516
		53,653,245

SWITZERLAND — 9.9%
ABB Ltd.	748,894	18,513,550
Adecco Group A.G.	275,180	21,425,622
Coca-Cola HBC A.G.*	408,713	13,828,224
Givaudan S.A.	7,767	16,899,080
Nestle S.A.(a)	173,027	14,535,998
Novartis A.G.(a)	152,165	13,063,365
Roche Holding A.G.	71,110	18,151,995
		116,417,834

TAIWAN — 2.5%
Largan Precision Co., Ltd.	83,500	$14,676,659
MediaTek, Inc.	1,554,930	14,588,365
		29,265,024

UNITED KINGDOM — 10.7%
British American Tobacco PLC	278,347	17,425,126
Compass Group PLC	814,281	17,271,966
Diageo PLC(a)	125,295	16,555,228
Next PLC	285,020	20,088,506
Prudential PLC(a)	433,656	20,776,459
Reckitt Benckiser Group PLC	178,819	16,324,452
WPP PLC	887,070	16,462,441
		124,904,178

UNITED STATES — 3.0%
Aflac, Inc.	223,895	18,222,814
Mettler-Toledo International, Inc.*	27,263	17,071,000
		35,293,814

TOTAL COMMON STOCKS (Cost $778,352,959) — 98.0%		1,148,231,046

SHORT-TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.894%	19,000,000	19,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,000,000) — 1.6%		19,000,000

TOTAL INVESTMENTS (Cost $797,352,959) — 99.6%		1,167,231,046
Other assets less liabilities — 0.4%		4,172,823

TOTAL NET ASSETS — 100.0%		$1,171,403,869

(equivalent to $24.64 per share; unlimited shares of $1.00 par value capital shares authorized; 47,531,900 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 13.9%
American Eagle Outfitters, Inc.	596,525	$8,530,307
Brunswick Corp.	152,025	8,508,839
Chipotle Mexican Grill, Inc.*	23,735	7,306,345
Darden Restaurants, Inc.	94,150	7,417,137
DISH Network Corp. - Class A*	117,950	6,396,429
DR Horton, Inc.	209,600	8,369,328
Expedia, Inc.	59,950	8,629,203
Hilton Grand Vacations, Inc.*	322,950	12,475,558
Lear Corp.	53,500	9,259,780
Live Nation Entertainment, Inc.*	311,825	13,579,979
Mohawk Industries, Inc.*	41,175	10,191,224
NVR, Inc.*	1,359	3,879,945
Polaris Industries, Inc.	73,675	7,708,615
PulteGroup, Inc.	212,625	5,811,041
PVH Corp.	49,550	6,246,273
Ross Stores, Inc.	158,600	10,240,802
Royal Caribbean Cruises Ltd.(a)	127,575	15,122,740
Six Flags Entertainment Corp.	139,025	8,472,184
Skechers U.S.A., Inc. - Class A*	341,675	8,572,626
Tenneco, Inc.	94,625	5,740,899
Texas Roadhouse, Inc.	120,644	5,928,446
Thor Industries, Inc.	212,024	26,695,942
Ulta Beauty, Inc.*	17,875	4,040,823
Vail Resorts, Inc.	43,300	9,877,596
		219,002,061

CONSUMER STAPLES — 3.1%
Clorox Co.	55,325	7,297,921
Conagra Brands, Inc.	152,450	5,143,663
Hershey Co.	33,975	3,709,051
Hormel Foods Corp.	216,950	6,972,773
Monster Beverage Corp.*	185,188	10,231,637
Tyson Foods, Inc. - Class A	216,950	15,284,127
		48,639,172

ENERGY — 5.3%
Andeavor	60,775	6,268,941
Devon Energy Corp.	496,075	18,210,913
Energen Corp.*	220,375	12,050,105
Marathon Petroleum Corp.	248,750	13,949,900
Newfield Exploration Co.*	106,750	3,167,273
Oceaneering International, Inc.	324,666	8,528,976
Parsley Energy, Inc. - Class A*	97,400	2,565,516
Patterson-UTI Energy, Inc.	190,525	3,989,593
RPC, Inc.	315,525	7,821,865
TechnipFMC PLC*(a)	227,775	6,359,478
		82,912,560

FINANCIALS — 11.4%
Affiliated Managers Group, Inc.	29,128	$5,529,368
Arch Capital Group Ltd.*(a)	76,875	7,572,188
Axis Capital Holdings Ltd.(a)	60,078	3,443,070
CBOE Holdings, Inc.	91,971	9,898,839
Citizens Financial Group, Inc.	695,517	26,339,229
Comerica, Inc.	245,350	18,710,391
KeyCorp	860,825	16,200,726
LendingTree, Inc.*	22,325	5,457,346
Lincoln National Corp.	110,200	8,097,496
MarketAxess Holdings, Inc.	39,875	7,357,336
S&P Global, Inc.	96,650	15,107,361
SunTrust Banks, Inc.	324,875	19,417,779
T. Rowe Price Group, Inc.	61,996	5,619,937
Unum Group	123,850	6,332,451
Voya Financial, Inc.	442,275	17,642,350
White Mountains Insurance Group Ltd.(a)	8,950	7,670,150
		180,396,017

HEALTH CARE — 11.1%
ABIOMED, Inc.*	310,475	52,346,085
Align Technology, Inc.*	29,375	5,471,681
Alkermes PLC*(a)	60,350	3,068,194
athenahealth, Inc.*	43,300	5,384,788
BioMarin Pharmaceutical, Inc.*	84,125	7,829,514
Cooper Cos., Inc.	21,650	5,133,431
Edwards Lifesciences Corp.*	128,825	14,081,861
Hologic, Inc.*	302,150	11,085,883
Humana, Inc.	34,119	8,312,412
Illumina, Inc.*	41,225	8,212,020
Incyte Corp.*	50,475	5,892,451
Ionis Pharmaceuticals, Inc.*	79,175	4,014,173
Molina Healthcare, Inc.*	208,822	14,358,601
NuVasive, Inc.*	90,675	5,028,836
Supernus Pharmaceuticals, Inc.*	229,625	9,185,000
Teleflex, Inc.	32,475	7,857,976
Universal Health Services, Inc. - Class B	8,800	976,272
Veeva Systems, Inc. - Class A*	117,250	6,614,072
		174,853,250

INDUSTRIALS — 14.1%
Aerojet Rocketdyne Holdings, Inc.*	395,175	13,835,077
AGCO Corp.	114,900	8,476,173
Allison Transmission Holdings, Inc.	196,425	7,371,830
AMERCO	18,225	6,832,553
BWX Technologies, Inc.	281,100	15,747,222
Dycom Industries, Inc.*	128,750	11,057,050
Hexcel Corp.	169,975	9,759,965
Huntington Ingalls Industries, Inc.	63,750	14,435,550
ManpowerGroup, Inc.	132,025	15,555,185
Masco Corp.	220,575	8,604,631
Norfolk Southern Corp.	104,925	13,875,282
Old Dominion Freight Line, Inc.	71,475	7,870,112
Owens Corning	148,800	11,509,680
Parker-Hannifin Corp.	61,100	10,693,722

Robert Half International, Inc.	167,800	$8,447,052
Rockwell Automation, Inc.	45,200	8,055,092
Textron, Inc.	240,709	12,969,401
Timken Co.	202,575	9,835,016
United Rentals, Inc.*	92,700	12,861,198
Xylem, Inc.	238,700	14,949,781
		222,741,572

INFORMATION TECHNOLOGY — 22.1%
Analog Devices, Inc.	93,000	8,013,810
Arista Networks, Inc.*	97,850	18,553,338
Aspen Technology, Inc.*	52,400	3,291,244
Coherent, Inc.*	35,975	8,460,241
CSRA, Inc.	409,155	13,203,432
DXC Technology Co.	617,125	52,998,695
eBay, Inc.*	221,675	8,525,621
Electronic Arts, Inc.*	27,025	3,190,572
Ellie Mae, Inc.*	64,550	5,301,492
Fiserv, Inc.*	96,675	12,467,208
Harris Corp.	116,850	15,386,808
IAC/InterActiveCorp*	85,625	10,067,787
IPG Photonics Corp.*	109,875	20,333,467
Jack Henry & Associates, Inc.	123,450	12,689,425
Keysight Technologies, Inc.*	399,225	16,631,713
Lam Research Corp.	84,450	15,626,628
Match Group, Inc.*	489,925	11,361,361
Micron Technology, Inc.*	253,775	9,980,971
ON Semiconductor Corp.*	469,800	8,677,206
Palo Alto Networks, Inc.*	30,525	4,398,653
Proofpoint, Inc.*	81,000	7,064,820
Red Hat, Inc.*	86,475	9,586,619
Science Applications International Corp.	169,258	11,314,897
ServiceNow, Inc.*	77,500	9,108,575
Skyworks Solutions, Inc.	133,178	13,570,838
Take-Two Interactive Software, Inc.*	71,200	7,278,776
Universal Display Corp.	53,675	6,916,024
Western Digital Corp.	105,950	9,154,080
Workday, Inc. - Class A*	71,775	7,564,367
Xilinx, Inc.	109,075	7,725,782
		348,444,450

MATERIALS — 6.8%
Albemarle Corp.	114,250	15,573,418
Celanese Corp.	99,975	10,424,393
CF Industries Holdings, Inc.	406,255	14,283,926
Martin Marietta Materials, Inc.	56,873	11,728,919
Newmont Mining Corp.	432,475	16,222,137
Steel Dynamics, Inc.	334,225	11,520,736
Vulcan Materials Co.	81,025	9,690,590
Westlake Chemical Corp.	187,900	15,612,611
Wheaton Precious Metals Corp.(a)	148,825	2,841,069
		107,897,799

REAL ESTATE — 5.8%
Cousins Properties, Inc. REIT	1,476,225	13,787,942

EPR Properties REIT	205,775	$14,350,748
Host Hotels & Resorts, Inc. REIT	839,225	15,517,270
Lamar Advertising Co. - Class A REIT	238,730	16,360,167
Omega Healthcare Investors, Inc. REIT	223,623	7,135,810
Outfront Media, Inc. REIT	600,614	15,123,461
Senior Housing Properties Trust REIT	491,719	9,613,106
		91,888,504

UTILITIES — 5.8%
American Water Works Co., Inc.	258,025	20,876,803
Atmos Energy Corp.	354,749	29,742,156
CMS Energy Corp.	84,850	3,930,252
ONE Gas, Inc.	164,231	12,093,971
Xcel Energy, Inc.	539,300	25,519,676
		92,162,858

TOTAL COMMON STOCKS (Cost $1,271,315,918) — 99.4%		1,568,938,243

SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.894%	29,000,000	29,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,000,000) — 1.8%		29,000,000

TOTAL INVESTMENTS (Cost $1,300,315,918) — 101.2%		1,597,938,243
Liabilities less other assets — (1.2)%		(18,320,951)

TOTAL NET ASSETS — 100.0%		$1,579,617,292

(equivalent to $19.14 per share; unlimited shares of $1.00 par value capital shares authorized; 82,514,154 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 14.3%
Camping World Holdings, Inc. - Class A	65,800	$2,680,692
Cheesecake Factory, Inc.	57,300	2,413,476
Cracker Barrel Old Country Store, Inc.	37,000	5,609,940
G-III Apparel Group Ltd.*	66,400	1,926,928
Installed Building Products, Inc.*	64,800	4,199,040
iRobot Corp.*	59,900	4,615,894
LGI Homes, Inc.*	45,800	2,224,506
Lindblad Expeditions Holdings, Inc.*	152,600	1,632,820
Monro, Inc.	90,500	5,072,525
Thor Industries, Inc.	56,031	7,054,863
		37,430,684

CONSUMER STAPLES — 1.4%
Performance Food Group Co.*	131,000	3,700,750

ENERGY — 0.7%
Geospace Technologies Corp.*	59,560	1,061,359
Gulfport Energy Corp.*	46,500	666,810
		1,728,169

FINANCIALS — 10.1%
BofI Holding, Inc.*	109,800	3,126,006
CNO Financial Group, Inc.	197,600	4,611,984
Cohen & Steers, Inc.	102,226	4,036,905
Financial Engines, Inc.	87,000	3,023,250
Hilltop Holdings, Inc.	117,000	3,042,000
LendingTree, Inc.*	26,800	6,551,260
PRA Group, Inc.*	76,010	2,177,686
		26,569,091

HEALTH CARE — 26.1%
Acorda Therapeutics, Inc.*	46,500	1,099,725
Almost Family, Inc.*	56,300	3,023,310
AMN Healthcare Services, Inc*	93,300	4,263,810
BioTelemetry, Inc.*	115,800	3,821,400
Bruker Corp.	159,300	4,739,175
Cambrex Corp.*	76,000	4,180,000
Cutera, Inc.*	52,990	2,191,137
Exactech, Inc.*	12,000	395,400
Genomic Health, Inc.*	69,000	2,214,210
HealthEquity, Inc.*	77,700	3,930,066
HMS Holdings Corp.*	137,300	2,726,778
ICU Medical, Inc.*	40,245	7,479,533
Impax Laboratories, Inc.*	90,100	1,829,030
Molina Healthcare, Inc.*	55,700	3,829,932
Omnicell, Inc.*	143,100	7,305,255
PRA Health Sciences, Inc.*	65,700	5,004,369
Supernus Pharmaceuticals, Inc.*	148,400	5,936,000

U.S. Physical Therapy, Inc.	72,650	$4,464,342
		68,433,472

INDUSTRIALS — 14.1%
Aegion Corp.*	85,900	1,999,752
Albany International Corp. - Class A	55,600	3,191,440
Astronics Corp.*	87,700	2,609,075
Chart Industries, Inc.*	44,400	1,741,812
Dycom Industries, Inc.*	56,900	4,886,572
Healthcare Services Group, Inc.	60,500	3,265,185
InnerWorkings, Inc.*	189,858	2,135,903
Insperity, Inc.	34,400	3,027,200
Proto Labs, Inc.*	53,900	4,328,170
Radiant Logistics, Inc.*	257,500	1,367,325
Teledyne Technologies, Inc.*	37,000	5,889,660
WageWorks, Inc.*	43,000	2,610,100
		37,052,194

INFORMATION TECHNOLOGY — 28.3%
Acxiom Corp.*	42,800	1,054,592
Ambarella, Inc.*(a)	62,000	3,038,620
Barracuda Networks, Inc.*	102,900	2,493,267
BroadSoft, Inc.*	141,500	7,117,450
Cognex Corp.	33,600	3,705,408
Descartes Systems Group, Inc.*(a)	110,200	3,013,970
Electronics For Imaging, Inc.*	78,200	3,337,576
Entegris, Inc.*	98,700	2,847,495
Envestnet, Inc.*	81,400	4,151,400
ePlus, Inc.*	74,400	6,878,280
II-VI, Inc.*	158,300	6,514,045
Impinj, Inc.*	44,800	1,864,128
Inphi Corp.*	34,900	1,385,181
j2 Global, Inc.	69,300	5,119,884
Jack Henry & Associates, Inc.	48,300	4,964,757
Pegasystems, Inc.	89,800	5,176,970
Semtech Corp.*	136,000	5,106,800
Stratasys Ltd.*(a)	68,645	1,587,073
Veeco Instruments, Inc.*	122,800	2,627,920
Virtusa Corp.*	58,300	2,202,574
		74,187,390

MATERIALS — 2.1%
Balchem Corp.	49,300	4,007,597
Carpenter Technology Corp.	31,800	1,527,354
		5,534,951

REAL ESTATE — 1.5%
CareTrust REIT, Inc.	110,400	2,102,016
QTS Realty Trust, Inc. - Class A REIT	37,400	1,958,264
		4,060,280

TOTAL COMMON STOCKS (Cost $164,822,494) — 98.6%		258,696,981

TOTAL INVESTMENTS (Cost $164,822,494) — 98.6%	$258,696,981
Other assets less liabilities — 1.4%	3,714,665

TOTAL NET ASSETS — 100.0%	$262,411,646

(equivalent to $28.84 per share; unlimited shares of $1.00 par value capital shares authorized; 9,097,762 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.8%
Bank of The West Auto Trust Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	$264,048	$263,930
Fifth Third Auto Trust 2017-1 Series 2017-1, Class A2A, 1.590%, 4/15/20(a)	200,000	199,860
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 1.737% (LIBOR 1 Month+50 basis points), 4/25/33(a)(c)	103,634	98,779
GSAA Trust Series 2006-S1, Class 1A1, 1.557% (LIBOR 1 Month+32 basis points), 1/25/37(a)(c)	234,168	70,873
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.857% (LIBOR 1 Month+62 basis points), 1/25/36(a)(b)(c)	25,862	26,507
Santander Drive Auto Receivables Trust 2017-3 Series 2017-3, Class A2, 1.670%, 6/15/20(a)	155,000	154,946
TOTAL ASSET-BACKED SECURITIES (Cost $808,926) — 1.8%		814,895

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class A1, 1.559%, 7/15/49(a)	157,596	156,448
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A1, 1.199%, 3/10/47(a)	12,180	12,172
Series 2016-C1, Class A1, 1.506%, 5/10/49(a)	368,097	364,319
Series 2017-P8, Class A1, 2.065%, 9/15/50(a)	245,000	244,426
COMM Mortgage Trust
Series 2013-CR6, Class A2, 2.122%, 3/10/46(a)	74,373	74,424
Series 2013-LC13, Class A1, 1.309%, 8/10/46(a)	25,388	25,358
Series 2013-CR13, Class A2, 3.039%, 11/12/46(a)	725,000	734,405
Series 2014-CR15, Class A1, 1.218%, 2/10/47(a)	35,725	35,645
Series 2014-CR16, Class A1, 1.445%, 4/10/47(a)	35,477	35,416
Series 2014-CR16, Class A2, 3.042%, 4/10/47(a)	160,000	162,533
DBJPM Mortgage Trust Series 2016-C1, Class A1, 1.676%, 5/10/49(a)	79,960	79,450
GS Mortgage Securities Trust Series 2014-GC22, Class A1, 1.290%, 6/10/47(a)	62,451	62,238
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class A, 2.134% (LIBOR 1 Month+90 basis points), 10/15/29(b)(c)	460,000	460,143
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A1, 1.738%, 7/15/48(a)	308,322	307,612
Series 2015-C33, Class A1, 1.898%, 12/15/48(a)	97,242	97,125
Series 2016-C1, Class A1, 1.695%, 3/15/49(a)	344,877	343,178
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A1, 1.591%, 10/15/48(a)	199,094	196,749
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A1, 0.802%, 4/10/46(a)	27,739	27,684
Series 2013-C6, Class A2, 2.067%, 4/10/46(a)	170,000	170,237
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A1, 1.730%, 2/15/48	64,299	64,286
Series 2015-C31, Class A1, 1.679%, 11/15/48(a)	206,505	205,816
Series 2016-C34, Class A1, 1.423%, 6/15/49(a)	127,767	126,415
WF-RBS Commercial Mortgage Trust
Series 2013-UBS1, Class A2, 2.927%, 3/15/46(a)	130,000	131,320
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	135,798	135,482
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,265,433) — 9.2%		4,252,881

CORPORATE BONDS — 67.0%
21st Century Fox America, Inc. 4.500%, 2/15/21	$360,000	$385,271
AIG Global Funding 1.900%, 10/6/21(b)	240,000	234,364
Air Lease Corp.
2.125%, 1/15/20	105,000	104,834
3.875%, 4/1/21(a)	340,000	355,102
Allergan Funding SCS 3.000%, 3/12/20(a)	565,000	576,824
Ally Financial, Inc. 3.750%, 11/18/19	230,000	235,060
American Airlines 2013-2 Class A Pass-Through Trust 4.950%, 7/15/24	357,445	382,942
American Express Credit Corp.
2.125%, 3/18/19	300,000	301,632
1.875%, 5/3/19(a)	490,000	490,569
2.600%, 9/14/20(a)	170,000	172,588
American Honda Finance Corp.
1.200%, 7/12/19	265,000	262,598
1.700%, 9/9/21	230,000	225,639
American International Group, Inc.
6.400%, 12/15/20	80,000	89,945
3.300%, 3/1/21(a)	405,000	417,302
Amgen, Inc.
4.500%, 3/15/20	185,000	195,696
4.100%, 6/15/21(a)	255,000	270,371
AT&T, Inc. 2.450%, 6/30/20(a)	720,000	725,132
AvalonBay Communities, Inc. 3.625%, 10/1/20(a)	115,000	119,638
Bank of America Corp.
2.650%, 4/1/19	480,000	484,320
5.625%, 7/1/20	380,000	413,874
2.313% (LIBOR 3 Month+100 basis points), 4/24/23(a)(c)	495,000	499,267
Bank of Montreal 1.750%, 9/11/19	290,000	289,160
BB&T Corp. 2.250%, 2/1/19(a)	480,000	482,941
Becton, Dickinson and Co.
2.133%, 6/6/19	235,000	235,647
2.404%, 6/5/20	235,000	235,824
BP Capital Markets PLC 4.500%, 10/1/20	150,000	160,585
Capital One Financial Corp. 2.500%, 5/12/20(a)	500,000	502,328
Capital One N.A.
1.850%, 9/13/19(a)	230,000	228,386
2.350%, 1/31/20(a)	250,000	251,325
Caterpillar Financial Services Corp.
1.900%, 3/22/19	120,000	120,293
2.100%, 1/10/20	170,000	170,905
Chevron Corp.
1.561%, 5/16/19	280,000	279,604
1.961%, 3/3/20(a)	130,000	130,508
Citigroup, Inc.
2.050%, 12/7/18	420,000	420,606
2.050%, 6/7/19	310,000	310,239
2.450%, 1/10/20(a)	745,000	750,915
Constellation Brands, Inc. 3.750%, 5/1/21	225,000	234,361
Credit Suisse A.G. 2.300%, 5/28/19	210,000	211,370

CSX Corp. 3.700%, 10/30/20(a)	$65,000	$67,719
CVS Health Corp. 2.800%, 7/20/20(a)	520,000	528,964
Daimler Finance North America, LLC
1.750%, 10/30/19(b)	150,000	148,744
2.200%, 5/5/20(b)	350,000	350,414
Danone S.A. 1.691%, 10/30/19(b)	315,000	312,919
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	179,183	206,490
Deutsche Telekom International Finance B.V. 2.225%, 1/17/20(b)	305,000	305,396
Discovery Communications, LLC 2.200%, 9/20/19	120,000	120,398
EI du Pont de Nemours & Co. 2.200%, 5/1/20	390,000	392,510
ERAC USA Finance, LLC 2.600%, 12/1/21(a)(b)	485,000	482,664
ERP Operating LP 4.750%, 7/15/20(a)	110,000	117,251
Ford Motor Credit Co., LLC
2.021%, 5/3/19	410,000	409,759
1.897%, 8/12/19	280,000	278,632
2.681%, 1/9/20	750,000	756,065
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20	240,000	242,526
General Motors Financial Co., Inc.
2.400%, 5/9/19	480,000	482,110
3.200%, 7/13/20(a)	230,000	235,544
Gilead Sciences, Inc. 2.550%, 9/1/20	515,000	524,157
Goldman Sachs Group, Inc. 2.600%, 12/27/20(a)	480,000	483,880
HCA, Inc. 6.500%, 2/15/20	215,000	234,081
IBM Credit, LLC 1.800%, 1/20/21	245,000	243,452
ING Bank N.V.
1.650%, 8/15/19(b)	350,000	347,132
2.500%, 10/1/19(b)	200,000	201,772
JPMorgan Chase & Co.
2.350%, 1/28/19	555,000	559,150
6.300%, 4/23/19	85,000	90,701
2.750%, 6/23/20(a)	710,000	723,396
Kraft Heinz Foods Co. 2.800%, 7/2/20(a)	325,000	330,871
L3 Technologies, Inc. 5.200%, 10/15/19	100,000	106,275
Lockheed Martin Corp. 2.500%, 11/23/20(a)	125,000	126,931
Manufacturers & Traders Trust Co. 2.300%, 1/30/19(a)	105,000	105,556
MassMutual Global Funding II
1.550%, 10/11/19(b)	240,000	238,037
1.950%, 9/22/20(b)	220,000	219,410
McDonald's Corp. 2.750%, 12/9/20(a)	175,000	178,307
Metropolitan Life Global Funding I
1.550%, 9/13/19(b)	150,000	148,700
1.750%, 9/19/19(b)	500,000	498,712

Morgan Stanley 2.800%, 6/16/20	$280,000	$284,670
New York Life Global Funding 1.700%, 9/14/21(b)	235,000	230,002
NextEra Energy Capital Holdings, Inc. 1.649%, 9/1/18	160,000	159,930
Nissan Motor Acceptance Corp. 1.550%, 9/13/19(b)	185,000	183,491
Noble Holding International Ltd. 5.750%, 3/16/18	90,000	90,675
Norfolk Southern Corp. 3.250%, 12/1/21(a)	115,000	118,800
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	53,523	58,398
Philip Morris International, Inc. 1.625%, 2/21/19	240,000	239,834
PNC Bank N.A. 2.000%, 5/19/20(a)	775,000	774,479
Pricoa Global Funding I 1.450%, 9/13/19(b)	240,000	237,626
Principal Life Global Funding II 2.150%, 1/10/20(b)	550,000	550,409
Protective Life Global Funding 1.555%, 9/13/19(b)	465,000	461,189
Prudential Financial, Inc. 5.375%, 6/21/20	215,000	233,552
PSEG Power, LLC 2.450%, 11/15/18(a)	245,000	246,202
Ryder System, Inc. 2.500%, 5/11/20(a)	140,000	141,387
Sherwin-Williams Co. 2.250%, 5/15/20	485,000	486,920
Sysco Corp. 2.600%, 10/1/20(a)	235,000	238,457
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/19	195,000	192,181
Time Warner Cable, LLC 8.250%, 4/1/19	135,000	146,782
Toyota Motor Credit Corp.
1.700%, 2/19/19	280,000	279,905
1.950%, 4/17/20	120,000	120,044
Tyson Foods, Inc. 2.250%, 8/23/21(a)	85,000	84,558
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	93,127	99,804
Verizon Communications, Inc.
4.500%, 9/15/20	450,000	482,775
3.125%, 3/16/22	235,000	240,806
VMware, Inc. 2.300%, 8/21/20	255,000	255,747
Wells Fargo & Co.
2.125%, 4/22/19	140,000	140,770
2.600%, 7/22/20	760,000	770,667
Wells Fargo Bank N.A. 1.750%, 5/24/19	470,000	469,675
TOTAL CORPORATE BONDS (Cost $30,744,689) — 67.0%		30,776,325

MORTGAGE-BACKED SECURITIES — 14.8%
Fannie Mae Pool
3.860%, 3/1/18	$303,308	$303,023
3.725%, 6/1/18	321,495	323,427
2.348%, 10/1/22	184,035	186,139
2.000%, 9/1/23	235,353	236,000
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	14,494	14,595
Series 2011-143, Class AC, 1.750%, 4/25/21	97,429	97,257
Series 2011-145, Class A, 1.750%, 6/25/21	119,924	119,720
Series 2011-141, Class EA, 1.750%, 7/25/21	93,677	93,491
Series 2011-143, Class M, 1.750%, 1/25/22	69,512	69,282
Series 2008-76, Class GF, 1.887% (LIBOR 1 Month+65 basis points), 9/25/23(c)	7,791	7,796
Series 2013-136, Class KA, 2.000%, 5/25/25	98,925	98,814
Series 2011-122, Class A, 3.000%, 12/25/25	75,489	76,308
Series 2011-88, Class AB, 2.500%, 9/25/26	38,502	38,612
Fannie Mae-Aces
Series 2012-M9, Class ASQ2, 1.513%, 12/25/17	144,426	144,315
Series 2014-M6, Class FA, 1.514% (LIBOR 1 Month+29 basis points), 12/25/17(c)	16,775	16,762
Series 2013-M4, Class ASQ2, 1.451%, 2/25/18	56,219	56,175
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	122,667	122,602
Series 2013-M13, Class A, 1.600%, 5/25/18	95,664	95,545
Series 2016-M6, Class ASQ2, 1.785%, 6/25/19	416,879	417,132
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	74,557	74,496
Series 2016-M1, Class ASQ1, 1.374%, 2/25/21(a)	13,706	13,687
Series 2013-M5, Class ASQ4, 1.919%, 1/25/22	253,713	251,999
Series 2012-M2, Class A1, 1.824%, 2/25/22	462,992	462,708
Series 2016-M3, Class ASQ1, 1.468%, 2/25/23	183,493	182,358
Series 2016-M7, Class AV1, 1.557%, 10/25/23	233,092	229,345
Freddie Mac Gold Pool 3.000%, 7/1/24	218,703	225,204
Freddie Mac Multifamily Structured Pass-Through Certificates
Series KP03, Class A2, 1.780%, 7/25/19(a)	767,363	767,036
Series K504, Class A1, 1.680%, 10/25/19(a)	196,507	196,203
Series K007, Class A1, 3.342%, 12/25/19(a)	16,810	16,860
Series K009, Class A1, 2.757%, 5/25/20(a)	38,886	39,194
Series KP02, Class A2, 2.355%, 4/25/21(a)(d)	203,335	205,041
Series KF15, Class A, 1.902% (LIBOR 1 Month+67 basis points), 2/25/23(a)(c)	659,529	662,112
Freddie Mac REMICS
Series 4350, Class CA, 2.000%, 10/15/19(a)	24,948	24,987
Series 3836, Class MC, 2.000%, 5/15/20(a)	22,631	22,599
Series 4383, Class JC, 2.000%, 5/15/23(a)	66,693	66,710
Series 4399, Class A, 2.500%, 7/15/24(a)	32,309	32,362
Series 3939, Class WB, 3.000%, 10/15/25(a)	244,696	246,603
Series 4083, Class DC, 1.500%, 7/15/27(a)	281,016	276,176
Series 3768, Class DE, 2.250%, 11/15/28(a)	21,723	21,793
Series 4302, Class AB, 1.750%, 11/15/29(a)	246,664	244,658
Series 2764, Class UE, 5.000%, 10/15/32(a)	14,630	14,747
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,835,102) — 14.8%		6,793,873

U.S. GOVERNMENT AND AGENCIES — 4.4%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 1.582% (LIBOR 1 Month+35 basis points), 12/7/20(a)(c)	314,740	314,928
United States Treasury Note
1.375%, 12/15/19	1,270,000	1,266,081
2.250%, 3/31/21	450,000	457,980
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $2,037,739) — 4.4%		2,038,989

SHORT-TERM INVESTMENTS — 2.3%
UMB Money Market Fiduciary, 0.010%	$1,062,758	$1,062,758
TOTAL SHORT-TERM INVESTMENTS (Cost $1,062,758) — 2.3%		1,062,758

TOTAL INVESTMENTS (Cost $45,754,647) — 99.5%		45,739,721
Other assets less liabilities — 0.5%		219,515

TOTAL NET ASSETS — 100.0%		$45,959,236

(equivalent to $10.06 per share; unlimited shares of $1.00 par value capital shares authorized; 4,570,155 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $5,901,561 which represents 12.8% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Floating rate security.
(d)	Variable rate security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.5%
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)(c)	$1,155,000	$1,151,199
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)(c)	727,524	727,034
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)(c)	426,423	426,242
TOTAL ASSET-BACKED SECURITIES (Cost $2,308,660) — 1.5%		2,304,475

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	1,435,000	1,504,353
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	955,000	968,953
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,440,950) — 1.7%		2,473,306

CORPORATE BONDS — 25.7%
Abbott Laboratories
2.350% 11/22/19	665,000	670,416
3.750% 11/30/26(a)	520,000	533,573
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	285,395	303,232
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	564,734	592,124
American Express Credit Corp.
1.875% 5/3/19(a)	95,000	95,110
1.700% 10/30/19(a)	750,000	747,643
2.600% 9/14/20(a)	1,105,000	1,121,819
American International Group, Inc. 6.400%, 12/15/20	535,000	601,504
AT&T, Inc.
3.800% 3/1/24(a)	280,000	288,029
3.400% 8/14/24(a)	965,000	966,503
4.250% 3/1/27(a)	495,000	509,493
Bank of America Corp. 3.500%, 4/19/26	595,000	604,922
Bank of America N.A.
1.750% 6/5/18	1,170,000	1,171,245
2.050% 12/7/18	390,000	391,296
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	180,661	192,856
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	435,279	450,513
Capital One N.A.
1.650% 2/5/18(a)	525,000	524,808
2.350% 8/17/18(a)	740,000	742,814
Citigroup, Inc.
1.800% 2/5/18	1,415,000	1,415,008
2.150% 7/30/18	595,000	596,707
ConocoPhillips Co. 3.350%, 5/15/25(a)	845,000	864,266

CSX Transportation, Inc. 6.251%, 1/15/23	$499,216	$570,654
Daimler Finance North America, LLC
2.000% 8/3/18(b)	1,330,000	1,333,596
1.750% 10/30/19(b)	675,000	669,346
2.300% 1/6/20(b)	880,000	883,652
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	520,599	599,938
Ford Motor Credit Co., LLC
2.145% 1/9/18	1,095,000	1,096,369
2.875% 10/1/18	2,045,000	2,065,581
2.551% 10/5/18	555,000	558,585
JPMorgan Chase & Co.
2.750% 6/23/20(a)	470,000	478,867
2.550% 3/1/21(a)	540,000	545,399
1.867% (LIBOR 3 Month+55 basis points), 3/9/21(a)(d)	1,880,000	1,881,280
MassMutual Global Funding II 1.950%, 9/22/20(b)	1,075,000	1,072,118
McDonald's Corp. 2.100%, 12/7/18	405,000	406,909
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	1,685,000	1,680,789
New York Life Global Funding 1.450%, 12/15/17(b)(c)	925,000	924,866
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	384,693	419,738
Philip Morris International, Inc. 2.000%, 2/21/20	1,250,000	1,251,498
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	385,000	386,771
Sherwin-Williams Co. 2.250%, 5/15/20	415,000	416,643
Toyota Motor Credit Corp. 1.478% (LIBOR 3 Month+15 basis points), 12/24/18(c)(d)	2,000,000	2,001,010
UBS A.G. 1.800%, 3/26/18(e)	1,275,000	1,277,068
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	355,120	379,145
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	654,552	701,476
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	555,204	631,330
Wells Fargo & Co.
2.600% 7/22/20	795,000	806,159
2.541% (LIBOR 3 Month+123 basis points), 10/31/23(a)(d)	1,475,000	1,508,879
TOTAL CORPORATE BONDS (Cost $37,463,992) — 25.7%		37,931,547

MORTGAGE-BACKED SECURITIES — 34.2%
Fannie Mae Pool
3.170% 8/1/18(c)	1,379,921	1,386,738
3.330% 7/1/20	417,249	425,059
3.330% 10/1/20	1,181,775	1,222,944
3.230% 11/1/20	1,256,783	1,297,387
2.500% 9/1/22	431,971	436,430
2.000% 1/1/23	412,611	413,741
2.160% 1/1/23	3,464,282	3,459,878
2.000% 3/1/23	170,854	171,324
2.000% 4/1/23	169,524	169,990
2.000% 5/1/23	476,639	477,948
4.000% 4/1/24	203,038	212,686

2.500% 7/1/25	$495,904	$501,587
2.500% 3/1/26	297,971	303,298
2.000% 7/1/26	4,463,881	4,492,656
4.500% 1/1/27(c)	181,818	185,944
2.100% 12/1/27	1,063,052	1,029,981
4.550% 10/1/33	875,828	875,956
5.970% 1/1/40	181,088	212,041
5.970% 1/1/40	339,540	397,576
5.100% 12/1/40	286,003	316,074
3.000% 11/15/43(f)	15,280,000	15,306,266
2.500% 11/15/46(f)	1,405,000	1,357,911
Fannie Mae REMICS Series 2008-76, Class GF, 1.887% (LIBOR 1 Month+65 basis points), 9/25/23(c)(d)	39,923	39,948
Fannie Mae-Aces
Series 2015-M7, Class ASQ2, 1.550% 4/25/18(c)	305,552	305,390
Series 2013-M14, Class A, 1.700% 8/25/18(c)	1,346,147	1,345,617
Series 2016-M2, Class ABV2, 2.131% 1/25/23	755,186	752,213
Series 2016-M3, Class ASQ2, 2.263% 2/25/23	1,080,000	1,077,078
Series 2014-M1, Class A1, 2.325% 7/25/23(g)	541,746	545,784
Series 2016-M7, Class AV2, 2.157% 10/25/23	2,495,000	2,445,345
Series 2014-M13, Class AB2, 2.951% 8/25/24(g)	438,513	446,122
Series 2015-M11, Class A1, 2.097% 4/25/25	593,198	593,310
Series 2016-M6, Class AB2, 2.395% 5/25/26	1,005,000	977,036
Freddie Mac Gold Pool
4.500% 8/1/18(c)	220,233	225,160
4.500% 8/1/18(c)	335,105	342,603
4.500% 8/1/20(c)	1,672,143	1,709,558
Freddie Mac Multifamily Structured Pass-Through Certificates Series KF17, Class A, 1.782% (LIBOR 1 Month+55 basis points), 3/25/23(a)(d)	1,515,118	1,518,441
Freddie Mac REMICS
Series 3609, Class LA, 4.000% 12/15/24(a)(c)	57,747	58,428
Series 4233, Class MD, 1.750% 3/15/25(a)(c)	184,955	184,737
Ginnie Mae I Pool
2.140% 8/15/23	717,589	704,035
2.730% 6/15/32	2,669,039	2,589,157
TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,436,329) — 34.2%		50,513,377

U.S. GOVERNMENT AND AGENCIES — 47.8%
United States Treasury Bond 2.750%, 8/15/47	12,130,000	11,866,549
United States Treasury Note
0.750% 2/28/18(c)	5,965,000	5,953,816
1.375% 9/30/20	6,865,000	6,813,512
1.250% 10/31/21	14,815,000	14,483,974
1.625% 10/31/23	6,900,000	6,727,231
2.250% 8/15/27	24,840,000	24,671,162
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $70,767,492) — 47.8%		70,516,244

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary, 0.010%	74,131	74,131
TOTAL SHORT-TERM INVESTMENTS (Cost $74,131) — 0.1%		74,131

TOTAL INVESTMENTS (Cost $163,491,554) — 111.0%	$163,813,080
Liabilities less other assets — (11.0)%	(16,257,798)

TOTAL NET ASSETS — 100.0%	$147,555,282

(equivalent to $11.43 per share; unlimited shares of $1.00 par value capital shares authorized; 12,686,429 shares outstanding for Institutional Class; equivalent to $11.43 per share; unlimited shares of $1.00 par value capital shares authorized; 222,438 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $8,102,337 which represents 5.5% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Security has been earmarked as commitment for to-be-announced securities.
(d)	Floating rate security.
(e)	Foreign security denominated in U.S. dollars.
(f)	To-be-announced security.
(g)	Variable rate security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.5%
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)(c)	$4,165,000	$4,151,293
Home Equity Loan Trust
Series 2003-HS3, Class A2A, 1.517% (LIBOR 1 Month+28 basis points), 8/25/33(a)(d)	27,480	27,293
Series 2006-HSA2, Class AI3, 5.550% 3/25/36(a)(e)	410,567	245,635
Series 2006-HSA2, Class AI4, 6.310% 3/25/36(a)(f)	820,000	215,689
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)(c)	3,684,418	3,681,938
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.857% (LIBOR 1 Month+62 basis points), 1/25/36(a)(b)(d)	157,845	161,781
RFMSII Trust Series 2006-HSA1, Class A4, 5.990%, 2/25/36(a)(f)	984,907	953,091
SACO I Trust Series 2006-9, Class A1, 1.537% (LIBOR 1 Month+30 basis points), 8/25/36(a)(d)	245,011	401,246
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)(c)	2,036,733	2,035,865
TOTAL ASSET-BACKED SECURITIES (Cost $11,376,864) — 1.5%		11,873,831

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	5,600,000	5,870,648
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	4,075,000	4,134,536
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,876,063) — 1.3%		10,005,184

CORPORATE BONDS — 24.4%
Abbott Laboratories
2.350% 11/22/19	4,100,000	4,133,390
3.750% 11/30/26(a)	2,135,000	2,190,726
Ally Financial, Inc. 3.250%, 11/5/18	2,440,000	2,461,740
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,003,978	1,066,727
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	112,146	117,585
American Express Credit Corp.
1.875% 5/3/19(a)	1,920,000	1,922,231
1.700% 10/30/19(a)	3,520,000	3,508,937
2.600% 9/14/20(a)	4,915,000	4,989,811
American International Group, Inc. 6.400%, 12/15/20	3,175,000	3,569,675
AT&T, Inc.
3.800% 3/1/24(a)	1,445,000	1,486,437
3.400% 8/14/24(a)	4,770,000	4,777,427
4.250% 3/1/27(a)	2,170,000	2,233,535
Bank of America Corp. 3.500%, 4/19/26	3,060,000	3,111,026
Bank of America N.A.
1.750% 6/5/18	6,555,000	6,561,975
2.050% 12/7/18	1,490,000	1,494,953

Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	$562,991	$600,992
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	429,107	457,289
Capital One N.A.
1.650% 2/5/18(a)	2,940,000	2,938,924
2.350% 8/17/18(a)	2,870,000	2,880,915
Citigroup, Inc.
1.800% 2/5/18	7,055,000	7,055,042
2.150% 7/30/18	3,440,000	3,449,869
Credit Suisse A.G. 1.750%, 1/29/18(c)(g)	4,625,000	4,628,621
Daimler Finance North America, LLC
2.000% 8/3/18(b)	4,350,000	4,361,762
1.750% 10/30/19(b)	3,780,000	3,748,339
2.300% 1/6/20(b)	4,830,000	4,850,044
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	818,430	943,159
Energy Transfer Partners LP 4.050%, 3/15/25(a)	2,205,000	2,235,522
Ford Motor Credit Co., LLC
2.145% 1/9/18	4,625,000	4,630,781
5.000% 5/15/18	6,170,000	6,292,715
2.551% 10/5/18	2,800,000	2,818,088
JPMorgan Chase & Co.
2.750% 6/23/20(a)	5,945,000	6,057,164
2.550% 3/1/21(a)	2,835,000	2,863,344
1.867% (LIBOR 3 Month+55 basis points), 3/9/21(a)(d)	8,345,000	8,350,683
3.250% 9/23/22	1,780,000	1,840,201
MassMutual Global Funding II 1.950%, 9/22/20(b)	5,920,000	5,904,128
McDonald's Corp. 2.100%, 12/7/18	2,090,000	2,099,850
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	9,520,000	9,496,210
New York Life Global Funding
1.450% 12/15/17(b)(c)	2,745,000	2,744,602
1.424% (LIBOR 3 Month+12 basis points), 4/12/19(b)(c)(d)	7,720,000	7,719,182
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,672,780	2,916,271
Philip Morris International, Inc. 2.000%, 2/21/20	6,130,000	6,137,344
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	2,050,000	2,059,430
Sherwin-Williams Co. 2.250%, 5/15/20	1,950,000	1,957,718
Toyota Motor Credit Corp. 1.478% (LIBOR 3 Month+15 basis points), 12/24/18(c)(d)	9,770,000	9,774,934
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	907,415	1,066,938
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,101,566	2,374,770
UBS A.G. 1.800%, 3/26/18(g)	6,620,000	6,630,738
UnitedHealth Group, Inc. 1.900%, 7/16/18	2,475,000	2,481,527
Wells Fargo & Co.
2.600% 7/22/20	5,377,000	5,452,472

2.541% (LIBOR 3 Month+123 basis points), 10/31/23(a)(d)	$8,390,000	$8,582,710
TOTAL CORPORATE BONDS (Cost $189,717,762) — 24.4%		192,028,453

MORTGAGE-BACKED SECURITIES — 24.8%
Fannie Mae Pool
3.170% 8/1/18(c)	5,097,167	5,122,347
3.330% 7/1/20	889,139	905,781
3.330% 10/1/20	3,319,591	3,435,236
3.230% 11/1/20	3,227,349	3,331,618
2.500% 9/1/22	2,061,460	2,082,742
2.000% 1/1/23	1,796,560	1,801,479
2.160% 1/1/23	6,743,138	6,734,567
2.000% 3/1/23	750,539	752,601
2.000% 4/1/23	744,345	746,391
2.000% 5/1/23	2,227,451	2,233,568
2.000% 7/1/23	1,509,009	1,513,157
4.000% 4/1/24	606,698	635,527
2.500% 7/1/25	2,344,635	2,371,504
2.500% 3/1/26	621,378	632,487
4.500% 1/1/27(c)	801,863	820,063
2.100% 12/1/27	2,059,664	1,995,588
5.970% 1/1/40	674,553	789,852
5.970% 1/1/40	520,628	609,617
5.100% 12/1/40	458,513	506,721
3.000% 11/15/43(h)	83,445,000	83,588,442
2.500% 11/15/46(h)	7,590,000	7,335,621
Fannie Mae-Aces
Series 2015-M7, Class ASQ2, 1.550% 4/25/18(c)	849,746	849,296
Series 2013-M14, Class A, 1.700% 8/25/18(c)	3,059,425	3,058,220
Series 2016-M2, Class ABV2, 2.131% 1/25/23	2,955,883	2,944,246
Series 2016-M3, Class ASQ2, 2.263% 2/25/23	4,145,000	4,133,784
Series 2014-M1, Class A1, 2.325% 7/25/23(e)	1,316,177	1,325,987
Series 2016-M7, Class AV2, 2.157% 10/25/23	9,610,000	9,418,742
Series 2014-M13, Class AB2, 2.951% 8/25/24(e)	2,168,205	2,205,824
Series 2015-M11, Class A1, 2.097% 4/25/25	1,938,537	1,938,901
Series 2016-M6, Class AB2, 2.395% 5/25/26	4,655,000	4,525,475
Freddie Mac Gold Pool
4.500% 8/1/18(c)	966,588	988,215
4.500% 8/1/18(c)	1,470,195	1,503,090
4.500% 8/1/20(c)	7,369,714	7,534,612
Freddie Mac Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.902% (LIBOR 1 Month+67 basis points), 2/25/23(a)(d)	10,494,018	10,535,123
Series KF17, Class A, 1.782% (LIBOR 1 Month+55 basis points), 3/25/23(a)(d)	5,669,068	5,681,501
Freddie Mac REMICS
Series 3609, Class LA, 4.000% 12/15/24(a)(c)	272,862	276,077
Series 4233, Class MD, 1.750% 3/15/25(a)(c)	546,484	545,841
Ginnie Mae I Pool
2.140% 8/15/23	1,857,630	1,822,541
2.730% 6/15/32	7,908,718	7,672,018
TOTAL MORTGAGE-BACKED SECURITIES (Cost $194,981,153) — 24.8%		194,904,402

U.S. GOVERNMENT AND AGENCIES — 58.7%
United States Treasury Bond 2.750%, 8/15/47	65,205,000	63,788,813
United States Treasury Note
0.750% 2/28/18(c)	23,560,000	23,515,825
0.875% 3/31/18(c)	13,520,000	13,495,677
0.875% 4/15/19	8,240,000	8,169,828
1.375% 9/30/20	62,355,000	61,887,337
1.250% 10/31/21	97,530,000	95,350,790
1.625% 10/31/23	74,265,000	72,405,479

2.250% 8/15/27	$124,755,000	$123,907,040
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $464,860,709) — 58.7%		462,520,789
SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary, 0.010%	3,943,748	3,943,748
TOTAL SHORT-TERM INVESTMENTS (Cost $3,943,748) — 0.5%		3,943,748

TOTAL INVESTMENTS (Cost $874,756,299) — 111.2%		875,276,407
Liabilities less other assets — (11.2)%		(87,990,192)

TOTAL NET ASSETS — 100.0%		$787,286,215

(equivalent to $31.81 per share; unlimited shares of $1.00 par value capital shares authorized; 23,834,425 shares outstanding for Institutional Class; equivalent to $31.81 per share; unlimited shares of $1.00 par value capital shares authorized; 911,762 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $45,196,771 which represents 5.7% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Security has been earmarked as commitment for to-be-announced securities.
(d)	Floating rate security.
(e)	Variable rate security.
(f)	Step rate security.
(g)	Foreign security denominated in U.S. dollars.
(h)	To-be-announced security.

SWAP CONTRACTS CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(i) Protection	Rating of Reference Entity (Moody's/S&P)		Pay/Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Value(j)	Value (k)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B	+	Receive	5.00% /Quarterly	12/20/2022	$7,060,000	$561,862	$525,589	$36,273
	Series 29
TOTAL SWAP CONTRACTS								$7,060,000	$561,862	$525,589	$36,273

See accompanying Notes to Schedules of Investments.

(i)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(j)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.0%
Bank of The West Auto Trust
Series 2014-1, Class A3, 1.090% 3/15/19(a)(b)	$217,572	$217,542
Series 2015-1, Class A3, 1.310% 10/15/19(a)(b)	2,406,671	2,405,595
Countrywide Asset-Backed Certificates Series 2006-S10, Class A3, 1.557% (LIBOR 1 Month+32 basis points), 10/25/36(a)(c)	1,769,610	1,666,332
GSAA Trust Series 2006-S1, Class 1A1, 1.557% (LIBOR 1 Month+32 basis points), 1/25/37(a)(c)	1,184,735	358,572
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)(d)	9,455,000	9,423,884
Home Equity Loan Trust
Series 2003-HS3, Class A2A, 1.517% (LIBOR 1 Month+28 basis points), 8/25/33(a)(c)	1,750	1,738
Series 2006-HSA2, Class AI3, 5.550% 3/25/36(a)(e)	4,149,907	2,482,819
Hyundai Auto Receivables Trust Series 2016-B, Class A2, 1.120%, 10/15/19(a)	12,454,685	12,432,167
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.857% (LIBOR 1 Month+62 basis points), 1/25/36(a)(b)(c)	388,369	398,055
SunTrust Auto Receivables Trust Series 2015-1A, Class A3, 1.420%, 9/16/19(a)(b)(d)	2,289,343	2,289,329
TOTAL ASSET-BACKED SECURITIES (Cost $31,367,889) — 2.0%		31,676,033

CORPORATE BONDS — 24.1%
Abbott Laboratories 2.350%, 11/22/19	7,075,000	7,132,619
AIG Global Funding 1.781% (LIBOR 3 Month+48 basis points), 7/2/20(b)(c)	4,770,000	4,777,484
Ally Financial, Inc. 3.250%, 11/5/18	9,325,000	9,408,086
American Express Credit Corp.
1.700% 10/30/19(a)	5,500,000	5,482,714
2.600% 9/14/20(a)	6,435,000	6,532,947
AT&T, Inc.
3.200% 3/1/22(a)	8,460,000	8,627,855
3.400% 8/14/24(a)	8,340,000	8,352,985
Bank of America Corp. 2.600%, 1/15/19	6,625,000	6,678,543
Bank of America N.A.
1.650% 3/26/18	6,905,000	6,909,751
1.750% 6/5/18	7,415,000	7,422,890
2.050% 12/7/18	2,635,000	2,643,759
Becton, Dickinson and Co.
2.133% 6/6/19	4,855,000	4,868,366
2.404% 6/5/20	6,700,000	6,723,504
Capital One N.A.
1.650% 2/5/18(a)	6,925,000	6,922,465
2.350% 8/17/18(a)	3,800,000	3,814,451
Caterpillar Financial Services Corp. 1.496% (LIBOR 3 Month+18 basis points), 12/6/18(c)	17,925,000	17,944,467
Citigroup, Inc.
1.800% 2/5/18	9,850,000	9,850,059
2.263% (LIBOR 3 Month+95 basis points), 7/24/23(a)(c)	11,970,000	11,999,326
CNH Industrial Capital, LLC 3.875%, 7/16/18	2,740,000	2,770,825

Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	$1,856,341	$2,041,975
Credit Suisse A.G.
1.750% 1/29/18(d)(f)	4,195,000	4,198,285
1.700% 4/27/18(f)	8,500,000	8,506,689
Daimler Finance North America, LLC
2.000% 8/3/18(b)	5,945,000	5,961,075
1.750% 10/30/19(b)	5,150,000	5,106,864
2.300% 1/6/20(b)	8,650,000	8,685,897
Energy Transfer Partners LP 4.050%, 3/15/25(a)	6,392,000	6,480,478
Ford Motor Credit Co., LLC
2.875% 10/1/18	15,510,000	15,666,093
2.551% 10/5/18	5,690,000	5,726,757
2.943% 1/8/19	8,500,000	8,595,727
2.425% 6/12/20	8,440,000	8,440,844
Goldman Sachs Group, Inc. 2.750%, 9/15/20(a)	2,750,000	2,785,533
JPMorgan Chase & Co.
2.750% 6/23/20(a)	5,485,000	5,588,486
1.867% (LIBOR 3 Month+55 basis points), 3/9/21(a)(c)	24,075,000	24,091,395
MassMutual Global Funding II 1.950%, 9/22/20(b)	12,055,000	12,022,681
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	14,300,000	14,264,264
New York Life Global Funding
1.450% 12/15/17(b)(d)	5,210,000	5,209,245
1.424% (LIBOR 3 Month+12 basis points), 4/12/19(b)(c)(d)	14,175,000	14,173,497
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	3,532,486	3,854,295
Philip Morris International, Inc. 2.000%, 2/21/20	8,800,000	8,810,542
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	4,550,000	4,570,930
Sherwin-Williams Co. 2.250%, 5/15/20	3,895,000	3,910,416
Toyota Motor Credit Corp. 1.478% (LIBOR 3 Month+15 basis points), 12/24/18(c)(d)	18,750,000	18,759,469
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	5,375,354	6,033,835
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,900,912	3,278,031
UBS A.G. 1.800%, 3/26/18(f)	10,900,000	10,917,680
UnitedHealth Group, Inc. 1.900%, 7/16/18	6,500,000	6,517,140
Wells Fargo & Co.
2.550% 12/7/20	6,005,000	6,074,094
2.541% (LIBOR 3 Month+123 basis points), 10/31/23(a)(c)	13,305,000	13,610,603
TOTAL CORPORATE BONDS (Cost $379,068,693) — 24.1%		382,745,916

MORTGAGE-BACKED SECURITIES — 5.3%
Fannie Mae Pool
1.471% (LIBOR 1 Month+24 basis points), 10/1/19(c)	16,465,000	16,470,335
3.000% 11/15/43(g)	24,575,000	24,617,244
Fannie Mae-Aces
Series 2014-M6, Class FA, 1.514% (LIBOR 1 Month+29 basis points), 12/25/17(c)	420,790	420,477
Series 2013-M9, Class ASQ2, 1.825% 6/25/18	9,789,295	9,785,154
Series 2016-M1, Class ASQ1, 1.374% 2/25/21(a)	307,176	306,750
Series 2014-M1, Class A1, 2.325% 7/25/23(e)	4,973,409	5,010,476

Freddie Mac Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.902% (LIBOR 1 Month+67 basis points), 2/25/23(a)(c)	$20,182,409	$20,261,463
Series KF17, Class A, 1.782% (LIBOR 1 Month+55 basis points), 3/25/23(a)(c)	7,512,462	7,528,937
TOTAL MORTGAGE-BACKED SECURITIES (Cost $84,395,391) — 5.3%		84,400,836

U.S. GOVERNMENT AND AGENCIES — 58.5%
United States Treasury Note
0.750% 10/31/17	82,050,000	82,027,007
0.875% 11/30/17	51,925,000	51,905,943
0.750% 12/31/17(d)	74,940,000	74,866,484
0.875% 1/31/18	105,000,000	104,897,940
0.750% 2/28/18(d)	108,290,000	108,086,956
0.875% 3/31/18(d)	32,615,000	32,556,326
1.250% 10/31/21	166,020,000	162,310,449
2.000% 12/31/21	157,705,000	158,684,506
1.875% 2/28/22	31,265,000	31,274,786
2.250% 8/15/27	125,785,000	124,930,039
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $933,676,763) — 58.5%		931,540,436

SHORT-TERM INVESTMENTS — 11.3%
UMB Money Market Fiduciary, 0.010%	179,032,276	179,032,276
TOTAL SHORT-TERM INVESTMENTS (Cost $179,032,276) — 11.3%		179,032,276

TOTAL INVESTMENTS (Cost $1,607,541,012) — 101.2%		1,609,395,497
Liabilities less other assets — (1.2)%		(18,619,728)

TOTAL NET ASSETS — 100.0%		$1,590,775,769

(equivalent to $11.86 per share; unlimited shares of $1.00 par value capital shares authorized; 127,392,605 shares outstanding for Institutional Class; equivalent to $11.92 per share; unlimited shares of $1.00 par value capital shares authorized; 6,673,267 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $89,506,342 which represents 5.6% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Floating rate security.
(d)	Security has been earmarked as commitment for to-be-announced securities.
(e)	Variable rate security.
(f)	Foreign security denominated in U.S. dollars.
(g)	To-be-announced security.

SWAP CONTRACTS CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(h) Protection	Rating of Reference Entity (Moody's/S&P)		Pay/Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Value(i)	Value (j)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B	+	Receive	5% / Quarterly	12/20/2022	$29,130,000	$2,318,278	$2,168,612	$149,666
	Series 29
TOTAL SWAP CONTRACTS								$29,130,000	$2,318,278	$2,168,612	$149,666

See accompanying Notes to Schedules of Investments.

(h)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(i)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following seven diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the
preservation of capital
Core Bond	High level of total return consistent with the
preservation of capital
Core Plus Bond	High level of total return consistent with the
preservation of capital
Unconstrained Bond	Maximize total return consistent with the
preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Advisor’s Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Advisor’s Valuation Committee can make the valuation determination with consent of another voting member of the Advisor’s Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Advisor’s Valuation Committee. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

▪ Level 1 – quoted prices in active markets for identical securities;
▪ Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪ Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,148,231,046	$-	$-	$1,148,231,046
Short-Term Investments	19,000,000	-	-	19,000,000
Total Investments	$1,167,231,046	$-	$-	$1,167,231,046

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,568,938,243	$-	$-	$1,568,938,243
Short-Term Investments	29,000,000	-	-	29,000,000
Total Investments	$1,597,938,243	$-	$-	$1,597,938,243

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$258,696,981	$-	$-	$258,696,981

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$814,895	$-	$814,895
Commercial Mortgage-Backed Securities	-	4,252,881	-	4,252,881
Corporate Bonds	-	30,776,325	-	30,776,325
Mortgage-Backed Securities	-	6,793,873	-	6,793,873
U.S. Government and Agencies	-	2,038,989	-	2,038,989
Short-Term Investments	1,062,758	-	-	1,062,758
Total Investments	$1,062,758	$44,676,963	$-	$45,739,721

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$2,304,475	$-	$2,304,475
Commercial Mortgage-Backed Securities	-	2,473,306	-	2,473,306
Corporate Bonds	-	37,931,547	-	37,931,547
Mortgage-Backed Securities	-	50,513,377	-	50,513,377
U.S. Government and Agencies	-	70,516,244	-	70,516,244
Short-Term Investments	74,131	-	-	74,131
Total Investments	$74,131	$163,738,949	$-	$163,813,080

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$11,873,831	$-	$11,873,831
Commercial Mortgage-Backed Securities	-	10,005,184	-	10,005,184
Corporate Bonds	-	192,028,453	-	192,028,453
Mortgage-Backed Securities	-	194,904,402	-	194,904,402
U.S. Government and Agencies	-	462,520,789	-	462,520,789
Short-Term Investments	3,943,748	-	-	3,943,748
Total Investments	$3,943,748	$871,332,659	$-	$875,276,407

Other Financial Instruments(b)
Swap Contracts	$-	$561,862	$-	$561,862

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$31,676,033	$-	$31,676,033
Corporate Bonds	-	382,745,916	-	382,745,916
Mortgage-Backed Securities	-	84,400,836	-	84,400,836
U.S. Government and Agencies	-	931,540,436	-	931,540,436
Short-Term Investments	179,032,276	-	-	179,032,276
Total Investments	$179,032,276	$1,430,363,221	$-	$1,609,395,497

Other Financial Instruments(b)
Swap Contracts	$-	$2,318,278	$-	$2,318,278

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.

The Funds did not hold any Level 3 investments during the period ended September 30, 2017. It is the Funds' policy to recognize transfers between Levels at the end of the period. There were no transfers at period end. A security’s classification as Level 1 or Level 2 within the International Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates it's NAV. Per the Funds' Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.
Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of open forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.
Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts, if any, at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.
Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM.

Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures, if any, at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitments for TBAs, if any, are presented in the Schedule of Investments.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on September 30, 2017.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At September 30, 2017, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	$816,501,173	$398,015,602	$(47,285,729)	$350,729,873
Mid Cap	1,318,985,143	306,465,003	(27,511,903)	278,953,100
Small Cap	164,822,494	102,557,646	(8,683,159)	93,874,487
Low Duration Bond	45,755,019	101,666	(116,964)	(15,298)
Core Bond	163,549,951	988,348	(725,219)	263,129
Core Plus Bond	875,583,701	4,488,234	(4,795,528)	(307,294)
Unconstrained Bond	1,607,585,843	5,174,166	(3,364,512)	1,809,654

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman Principal Executive Officer November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman Principal Executive Officer November 27, 2017

/s/ Scott A. Betz
Scott A. Betz Principal Financial Officer November 27, 2017